Stock-based Compensation - Additional Information (Detail) - USD ($)					3 Months Ended			4 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 15, 2021	Apr. 20, 2021	Apr. 01, 2021	Oct. 27, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Apr. 20, 2021	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Deposit Liability, Current					$ 0					$ 0			$ 1,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number													31,168,684
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price													$ 1.60
Stock Issued During Period, Value, Issued for Services					2,000
sharebased compensation expense					$ 414,505,000		$ 0			$ 414,505,000	$ 0
Common stock par or stated value per share					$ 0.01					$ 0.01
NFL Warrants [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
sharebased compensation expense					$ 198,300,000					$ 198,300,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition										1 year 2 months 12 days
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount					$ 90,800,000					$ 90,800,000
License agreement term			6 years
License agreement term description			four-year period
Class of warrants or rights warrants issued during the period			18,500,000
Additional warrants issuable for each extension			2,000,000
Number of class A Common stock into which each warrant or right may be converted			1
Class of warrants or rights exercise price per share			$ 0.01
Vesting period			6 years
Vested					11,250,000					11,250,000
NFL Warrants [Member] | dMY Technology Group Inc Two [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share Price			$ 15.63
2021 Restricted Share Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
sharebased compensation expense					$ 215,500,000		$ 0			$ 215,500,000	$ 0
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount					$ 78,200,000					$ 78,200,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition										1 year 8 months 12 days
Employee Stock Option [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value										$ 10.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					445,868					445,868
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price					$ 10.00					$ 10.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										445,868
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					$ 3,911,000					$ 3,911,000
sharebased compensation expense					$ 700,000					$ 700,000
Weighted Averaged Exercise Price ,Granted					$ 10.10					$ 10.10
Total fair value of options					$ 500,000					$ 500,000
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount					$ 3,800,000					$ 3,800,000
Awards Outstanding ,Granted										445,868
Restricted Stock [Member] | 2021 Restricted Share Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost				$ 0
sharebased compensation expense				$ 183,200,000
Second Spectrum Restricted Shares [Member] | 2021 Restricted Share Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Granted	518,706
Share Price	$ 17.74
Second Spectrum Restricted Shares [Member] | 2021 Restricted Share Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Vesting award percentage	50.00%
Incentive Securities [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Shares Issued, Price Per Share					$ 0.01					$ 0.01
sharebased compensation expense					$ 0			$ 0		$ 0
Catch-up payment		$ 15,700,000
C1 Ordinary Shares [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Shares Issued, Price Per Share					$ 0.21					$ 0.21
Class B Shares [Member] | NFL Warrants [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Common stock par or stated value per share			$ 0.0001
Genius Sports Limited [Member] | Employee Stock Option [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition										3 years 6 months 29 days
Genius Sports Limited [Member] | Incentive Securities [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								0
Awards Outstanding ,Granted								0
MAVEN TOPCO LIMITED [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						10 years							10 years
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount						$ 16,200,000							$ 16,200,000
Deposit Liability, Current						$ 1,400,000							$ 1,400,000	$ 1,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						833,694			709,783			0	833,694	761,394
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price						$ 1.60			$ 1.66			$ 0	$ 1.60	$ 1.63
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									709,783				73,270	52,581
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value						$ 16,243,000			$ 14,857,000
Stock Issued During Period, Value, Issued for Services												$ 8,705,000
Weighted Averaged Exercise Price ,Granted									$ 1.66				$ 1.28	$ 1.27
Class of warrants or rights exercise price per share													0.0001
Common stock par or stated value per share						$ 0.01						$ 0.01	$ 0.01
Awards Outstanding ,Granted									709,783				73,270	52,581
MAVEN TOPCO LIMITED [Member] | Staff Loans [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount												$ 0
Shares Issued, Price Per Share												$ 0.0001
Stock Issued During Period, Value, Issued for Services												$ 2,900,000
Stock Issued During Period, Shares, Issued for Services												602,861
MAVEN TOPCO LIMITED [Member] | Employee Stock Option [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount												$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number															1,116
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price															$ 2.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period												0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price												$ 4.05
Proceeds, Issuance of Shares, Share-based Payment Arrangement												$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value												$ 300,000
Awards Outstanding ,Granted												0
MAVEN TOPCO LIMITED [Member] | Employee Stock Option [Member] | Apax Funds Investment [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												851,116
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price												$ 2.04
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value												$ 52,500,000
MAVEN TOPCO LIMITED [Member] | Incentive Securities [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 22.59				$ 13.37	$ 12.95
Shares Issued, Price Per Share						0.01							0.01
MAVEN TOPCO LIMITED [Member] | C1 Ordinary Shares [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Shares Issued, Price Per Share						$ 0.21							$ 0.19